Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 23,916,000	€ 24,251,000
Commitment fee	0
Trade receivables export [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	15,145,000
Trade receivables secured borrowings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	6,778,000
Bank overdrafts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 1,993,000